Debt and standby letters of credit facilities - 2017 SEK Subordinated Notes and 2016 SIG Senior Notes (Details) kr in Millions, $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended			24 Months Ended
	Sep. 22, 2017 SEK (kr)	Sep. 22, 2017 USD ($)	Nov. 01, 2016 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Sep. 22, 2017 USD ($)
Debt and standby letters of credit facilities
Interest expense on debt				$ 7.6	$ 5.0	$ 23.1	$ 14.6	$ 22.4	$ 34.6	$ 26.6
2017 SEK Subordinated Notes
Debt and standby letters of credit facilities
Debt notes issued	kr 2,750.0			308.7		308.7		335.2			$ 335.2	$ 346.1
Issue price (as a percent)	100.00%	100.00%
Term of redemption following occurrence of Specified Event (in days)	90 days	90 days
Debt issuance costs												$ 4.6
Underwriting fees	kr 27.5	$ 3.5
Foreign currency exchange (losses) gains on remeasurement of debt				(1.6)	10.0	26.2	10.0
Interest expense on debt				$ 2.9	0.3	$ 8.8	0.3	$ 3.3
Annual interest rate (as a percent)				3.50%		3.50%		3.50%			3.50%
Effective Rate				3.50%		3.50%		3.50%			3.50%
2016 SIG Senior Notes
Debt and standby letters of credit facilities
Debt notes issued			$ 400.0	$ 400.0		$ 400.0		$ 400.0	400.0		$ 400.0
Issue price (as a percent)			99.209%
Debt issuance costs			$ 5.1
Underwriting fees			3.4
Interest expense on debt				$ 4.7	$ 4.8	$ 14.3	$ 14.3	$ 19.1	$ 19.1		$ 3.2
Net proceeds			$ 392.4
Annual interest rate (as a percent)			4.60%
Effective Rate			4.70%	4.70%		4.70%		4.70%	4.70%		4.70%
Preferred stocks | Sirius International Group, Ltd | 2017 SEK Subordinated Notes
Debt and standby letters of credit facilities
Outstanding preference shares redeemed				$ 250.0				$ 250.0